Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS  August 31, 1996
                                              PRINCIPAL
                                               AMOUNT
ISSUER                                    (000's OMITTED)         VALUE
--------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL
     PAPER--3.7%

Anne Arundel County, Maryland
   Economic Revenue,
   AMT, 3.60% due 11/13/96 .................. $ 5,800       $    5,800,000
Pinellas County, Florida Educational
   Facilities, 3.63% due 10/10/96 ...........   3,000            3,000,000
State of Vermont, Series I,
   3.25% due 9/20/96 ........................   5,000            5,000,000
                                                            --------------
                                                                13,800,000
                                                            --------------
GENERAL OBLIGATION
     BONDS AND NOTES--8.6%

Anne Arundel County, Maryland,
   5.80% due 3/1/97 .........................   1,150            1,164,324
Austin, Texas,
   7.75% due 9/1/96 .........................   1,340            1,340,000
Chicago, Illinois,
   3.65% due 10/31/96 .......................   6,300            6,300,000
Chicago, Illinois,
   5.00% due 1/1/97 .........................   4,310            4,333,837
DeKalb County, Georgia,
   7.30% due 1/1/97 .........................   1,000            1,033,327
Louisiana State,
   5.00% due 8/1/97 .........................   2,000            2,021,221
Michigan State,
   4.00% due 9/30/96 ........................   6,000            6,004,682
Missouri State,
   7.75% due 11/1/96 ........................   2,400            2,416,121
Salt Lake City, Utah School District,
   4.40% due 3/1/97 .........................   2,090            2,101,425
Salt Lake County, Utah,
   5.00% due 12/15/96 .......................   1,080            1,084,260
Tennessee State,
   5.00% due 3/1/97 .........................   1,065            1,073,771
Union County, New Jersey
   Revenue, 6.50% due 6/15/97 ...............   3,000            3,060,634
                                                            --------------
                                                                31,933,602
                                                            --------------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE BONDS
     AND NOTES (PUTS)--32.8%

Atlanta, Georgia Urban Resource
   Finance Authority,
   3.90% due 11/1/96 ........................   3,000            3,000,000
Clackmas County, Oregon Hospital
   Facilities Authority,
   3.40% due 10/1/96 ........................   6,000            6,000,000
Harris County Texas Toll Road,
   7.40% due 2/15/97 ........................   2,800            2,929,876
Harrisonburg, Virginia Multi-Family
   Housing Revenue,
   3.50% due 2/1/97 .........................   2,000            2,000,000
Hawaii State Department of Budget and
   Finance Revenue,
   3.20% due 9/3/96 .........................   4,605            4,605,000
Hawaii State Department of Budget and
   Finance Revenue,
   3.65% due 3/3/97 .........................   5,560            5,560,000
Houston, Texas Water Systems Revenue,
   8.10% due 12/1/96 ........................   1,500            1,546,150
Illinois Housing Development
   Authority, AMT,
   3.45% due 9/3/96 .........................   4,100            4,100,000
Indiana State, Toll Finance Authority,
   6.88% due 1/1/97 .........................   3,500            3,604,476
Indianapolis, Indiana Local Public
   Bond Bank, 5.00% due 2/1/97 ..............   1,000            1,007,889
Iowa Municipalities Workers,
   4.10% due 7/1/97 .........................   1,000            1,000,000
Jackson County, Mississippi,
   3.70% due 2/3/97 .........................   7,240            7,240,000
LeClaire Iowa Elec. Revenue,
   4.13% due 9/1/96 .........................   3,930            3,930,000
Los Angeles, California
   Certificates of Participation,
   3.70% due 2/1/97 .........................   2,555            2,559,160
Lower Neches Valley, Texas
   Pollution Control Revenue,
   3.65% due 2/18/97 ........................   1,200            1,200,000
Marion County, Tennessee
   Industrial Environmental, AMT,
   3.85% due 2/1/97 .........................   6,000            6,000,000
Maryland State Community
   Development Administration, AMT,
   3.55% due 10/1/96 ........................   3,000            3,000,000
Massachusetts Bay Transportation
   Authority, 7.00% due 3/1/97 ..............   2,160            2,198,501
Metropolitan Government Nashville,
   Tennessee, AMT, 3.80% due 11/1/96 ........   1,500            1,500,000
Metropolitan Government Nashville,
   Tennessee, 9.10% due 12/1/96 .............   1,685            1,707,635
Minnesota Public Facilities Authorities,
   6.50% due 3/1/97 .........................   1,000            1,013,806
Missouri State Housing Development,
   AMT, 4.20% due 11/1/96 ...................   2,000            2,000,000
Montgomery County, Maryland
   Housing Opportunities,
   3.90% due 11/14/96 .......................   4,500            4,500,000
New Mexico Mortgage Finance
   Authority, AMT, 3.25% due 2/28/97 ........   4,000            4,000,000
North Carolina Medical Care
   Community, 3.70% due 10/1/96 .............     785              785,000
Northeast Maryland Waste Disposal
   Authorization, 6.65% due 1/1/97 ..........   3,545            3,579,444
Ohio Housing Finance Mortgage Agency
   Revenue, AMT, 3.80% due 3/3/97 ...........   2,000            2,000,000
Ohio State Public Facilities Community,
   5.20% due 5/1/97 .........................   1,500            1,514,005
Oklahoma State Water Resource  Board
   State Loan Revenue,
   3.10% due 9/3/96 .........................  10,000           10,000,000
Oklahoma State Water Resource  Board
   State Loan Revenue,
   3.75% due 3/1/97 .........................   5,000            5,000,000
Oklahoma State Water Resource  Board
   State Loan Revenue,
   3.70% due 3/3/97 .........................   3,000            3,000,000
Pennsylvania State Higher Education
   Revenue, 3.70% due  2/26/97 ..............   3,000            3,000,000
Pennsylvania State Turnpike Common
   Revenue, 4.25% due 12/1/96 ...............   1,760            1,764,045
Phoenix, Arizona Apartment Revenue,
   5.05% due 7/1/97 .........................   1,840            1,858,243
Seattle, Washington,
   7.00% due 10/1/96 ........................   1,000            1,022,599
Snohomish County, Washington Public
   Utility, 8.00% due 1/1/97 ................   1,000            1,033,450
Snohomish County, Washington Solid
   Waste, 8.00% due 12/1/96 .................   1,025            1,035,873
Texas State, AMT,
   3.90% due 11/6/96 ........................   1,000            1,000,000
Texas State, Public Finance Authority
   Revenue, 6.30% due 2/1/97 ................   2,000            2,021,854
Tooele County Utah Hazardous Waste,
   AMT, 3.60% due 11/21/96 ..................   1,800            1,800,000
Virginia State Public School Authority,
   7.50% due 1/1/97 .........................   1,000            1,013,849
Washington State Housing Finance
   Commission, AMT,
   3.80% due 6/1/97 .........................   3,500            3,500,000
Westfield, Massachusetts,
   6.75% due 9/1/96 .........................   1,000            1,000,000
                                                              ------------
                                                               122,130,855
                                                              ------------
 REVENUE, TAX, BOND AND
      TAX REVENUE ANTICIPATION
      NOTES--7.3%

Chicago, Illinois Park District,
   5.00% due 10/30/96 .......................   1,000            1,002,219
Contra Costa, California, Transportation
   Tax and Revenue Notes,
   5.00% due  3/1/97 ........................   2,000            2,019,092
Houston, Texas,
   4.50% due 6/30/97 ........................   5,000            5,028,657
Idaho State,
   4.50% due 6/30/97 ........................   3,000            3,014,156
Los Angeles County, California,
   4.50% due 6/30/97 ........................   5,000            5,029,077
Maine State,
   4.50% due 6/27/97 ........................   1,000            1,004,925
Tennessee State Local Development
   Authority Revenue,
   4.00% due 5/29/97 ........................   3,000            3,008,122
Texas State,
   4.75% due 8/29/97 ........................   7,000            7,053,395
                                                -----         ------------
                                                                27,159,643
                                                              ============
 VARIABLE RATE DEMAND
      NOTES*--51.0%

Alaska State Housing Finance Authority,
   due 6/1/26 ...............................   1,500            1,500,000
Arkansas Hospital Equipment
   Finance Authority, due 11/1/10 ...........   3,000            3,000,000
Baltimore, Maryland, Port Facilities
   Authority, due 10/14/11 ..................   1,000            1,000,000
Bexar County Texas Health Facilities
   Development, due 7/11/11 .................   1,000            1,000,000
Botetourt County, Virginia Industrial
   Development, AMT, due 7/1/11 .............   2,200            2,200,000
Boulder County, Colorado Industrial
   Development  Revenue, due 12/1/04 ........   2,730            2,730,000
Brazos River Harbor, Texas,
   due 12/1/19 ..............................   1,100            1,100,000
Brazos, Texas, Harbor Industrial
   Development, Authority,
   due 12/1/13 ..............................   2,900            2,900,000
California Pollution Control Finance,
   due 10/1/11 ..............................   1,000            1,000,000
California Statewide Community
   Certificates, due 7/1/15 .................   1,000            1,000,000
Cherokee County, South Carolina
   Industrial Revenue, AMT,
   due 8/1/19 ...............................     200              200,000
Chicago, Illinois O'Hare International
   Airport Revenue, due 1/1/15 ..............   1,985            1,985,000
Cochise County, Arizona Pollution
   Control Revenue, AMT, due  9/1/24 ........   2,000            2,000,000
Colorado Health Facilities Authority
   Revenue, due 10/1/14 .....................     700              700,000
Colorado Health Facilities Authority
   Revenue, due 5/15/20 .....................     200              200,000
Colorado Health Facilities Authority
   Revenue, due 5/15/22 .....................   2,000            2,000,000
Columbia, Missouri Water and Electric
   Revenue, due 8/15/99 .....................     500              500,000
Dade County, Florida Spa Revenue,
   due 8/1/15 ...............................   7,000            7,000,000
Desoto Parish, Lousiana Pollution
   Control, due 7/1/18 ......................   1,200            1,200,000
District of Columbia,
   due 10/1/15 ..............................     500              500,000
Eloy, Arizona Industrial Development
   Authority Revenue, AMT, due 8/1/20 .......   1,000            1,000,000
Fayetteville, Arkansas Industrial
   Development, AMT, due 12/1/04 ............   1,100            1,100,000
Florida Housing Finance Authority,
   due 12/1/08 ..............................     600              600,000
Forsyth County, Georgia Development
   Authority Industrial, due 1/1/07 .........   2,000            2,000,000
Fort Wayne, Indiana Economic
   Development Revenue, due 12/1/03 .........   1,000            1,000,000
Fort Wayne, Indiana Hospital Revenue,
   due 1/1/16 ...............................   4,180            4,180,000
Franklin County, Ohio Health Systems
   Revenue, due 7/1/15 ......................     100              100,000
Grapevine, Texas Industrial Development
   Corp., due 3/1/10 ........................     600              600,000
Gulf Coast, Texas Industrial Development
   Authority, AMT, due 5/1/25 ...............     300              300,000
Gwinett County, Georgia Industrial
   Development Revenue,
   AMT, due 6/1/05 ..........................   1,500            1,500,000
Indiana State Educational Facilities
   Authority, 3/1/25 ........................   1,300            1,300,000
Iowa Health Care Facilities,
   due 4/1/10 ...............................   7,400            7,400,000
Jackson County, Mississippi Pollution
   Control Revenue, due 12/1/16 .............     700              700,000
Jackson, Mississippi Industrial Development
   Revenue, due 12/1/15 .....................   1,825            1,825,000
Jefferson Parish, Louisiana Hospital
   District 2, due 12/1/15 ..................   2,700            2,700,000
Kansas City, Kansas Industrial Revenue,
   due 8/1/15 ...............................     200              200,000
Kansas City, Missouri Hospital Facilities
   Revenue, due 10/15/14 ....................   1,970            1,970,000
Kentucky Finance Development
   Authority Revenue, due 12/1/15 ...........   2,000            2,000,000
Kentucky League of Cities Revenue,
   due 3/1/97 ...............................   1,500            1,500,000
Kern County, California Certificates of
   Participation, due 8/1/06 ................     800              800,000
Kokomo, Indiana Economic Development
   Revenue, AMT, due 9/1/30 .................   2,940            2,940,000
Lincoln County, Wyoming Pollution
   Control, due 8/1/15 ......................     600              600,000
Lincoln County, Wyoming Pollution
   Control, AMT, due 7/1/17 .................   1,100            1,100,000
Louisa County, Virginia Industrial
   Development Authority,
   due 1/1/20 ...............................   5,000            5,000,000
Lynchburg, Virginia Industrial
   Development Authority,
   due 12/1/25 ..............................   3,400            3,400,000
Maricopa County, Arizona Hospital
   Facilities Authority, due 12/1/08 ........     500              500,000
Marion County, West Virginia Solid Waste
   Disposal, due 10/1/17 ....................   9,500            9,500,000
Missouri State Health and Educational
   Facilities Authority, due 12/1/19 ........   1,300            1,300,000
Nash County, North Carolina Industrial
   and Pollution Control
   Revenue, due 12/1/14 .....................   1,000            1,000,000
Nevada Housing Division, AMT,
   due 4/1/20 ...............................   1,000            1,000,000
New Hanover County, North Carolina,
   due 3/1/14 ...............................   2,250            2,250,000
North Carolina Educational Facilities
   Finance Authority, due  9/1/20 ...........   1,300            1,300,000
North Carolina Medical
   Care Community, due 9/1/02 ...............   2,800            2,800,000
North Carolina Medical
   Care Community, due 4/1/21 ...............   1,700            1,700,000
North Carolina Medical Care Hospital,
   due 6/1/22 ...............................   4,700            4,700,000
Orange County, Florida Health
   Facilities Authority, due 11/15/26 .......   4,500            4,500,000
Orange County, Florida Industrial
   Development Authority, due 1/1/11 ........   1,550            1,550,000
Pennsylvania State Higher Education
   Student Loan, due 7/1/18 .................   2,000            2,000,000
Pennsylvania State Higher Education
   Student Loan, AMT, due 12/1/24 ...........   3,100            3,100,000
Pennsylvania State Higher Education
   Revenue, due 11/15/35 ....................   2,000            2,000,000
Person County, North Carolina
   Pollution Control Authority,
   due 11/1/19 ..............................   3,000            3,000,000
Phenix City, Alabama Environmental
   Revenue, due 3/1/31 ......................     200              200,000
Pima County, Arizona Multi-Family
   Housing Revenue, AMT, due 6/1/34 .........   1,100            1,100,000
Port Arthur, Texas Navigation District,
   due 4/1/14 ...............................   1,000            1,000,000
Port Arthur, Texas Navigation
   District, AMT, due 10/1/24 ...............     300              300,000
Putnam County, West Virginia
   Industrial Development Revenue,
   due 10/1/11 ..............................     600              600,000
Rhode Island State Industrial Facilities
   Corp., AMT, due 6/1/05 ...................   4,950            4,950,000
Rhode Island State Industrial Facilities
   Corp., due 11/1/05 .......................   5,300            5,300,000
Savannah, Illinois Industrial Development
   Revenue, due 6/1/04 ......................     600              600,000
Sikeston, Missouri, Electric Revenue
   Authority, due 6/1/22 ....................  10,098           10,098,000
South Carolina Jobs, due 11/1/25 ............   1,400            1,400,000
Southeastern Oklahoma Industrial
   Authorities, due 6/1/16 ..................   3,400            3,400,000
St. Charles County, Missouri Industrial
   Development Authority,
   due 12/1/07 ..............................   1,000            1,000,000
St. Charles Parish, Louisiana Pollution
   Control Authority, due 6/1/05 ............   2,800            2,800,000
Tipton, Indiana Economic Development
   Revenue, due 7/1/22 ......................   1,085            1,085,000
Tracy, California, due 5/1/15 ...............     300              300,000
Uinta County, Wyoming, Pollution
   Control Revenue, due 8/15/20 .............   3,300            3,300,000
University of Arkansas, due 12/1/19 .........   9,100            9,100,000
University of Maryland, due 7/1/15 ..........   5,000            5,000,000
Utah State Board of Regents,
   due 11/1/31 ..............................   9,000            9,000,000
Vermont Industrial Development
   Authority, AMT, due 12/1/11 ..............   1,000            1,000,000
Washington State Health Care
   Facilities, due 10/1/05 ..................   1,900            1,900,000
West Feliciana Parish, Louisiana,
   due 4/1/16 ...............................     800              800,000
West Virginia State Hospital Finance
   Authority, due 12/1/25 ...................   2,800            2,800,000
Wisconsin State, due 5/1/04 .................   1,000            1,000,000
                                                              ------------
                                                               189,763,000
                                                              ------------
TOTAL INVESTMENTS AT AMORTIZED COST .........  103.4%          384,787,100

OTHER ASSETS, LESS LIABILITIES ..............   (3.4)          (12,616,020)
                                               -----          ------------
NET ASSETS ..................................  100.0%         $372,171,080
                                               =====          ============

AMT-Subject to Alternative Minimum Tax
* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days' notice

See notes to financial statements

Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES August 31, 1996

ASSETS:
Investments, at amortized cost and value (Note 1A) ........   $384,787,100
Cash ......................................................         68,724
Interest receivable .......................................      3,016,874
                                                              ------------
    Total assets ..........................................    387,872,698
                                                              ------------
LIABILITIES:
Payable for investments purchased .........................     15,561,127
Payable to affiliate-- Investment Advisory fees (Note 2A) .         63,751
Accrued expenses and other liabilities ....................         76,740
                                                              ------------
    Total liabilities .....................................     15,701,618
                                                              ------------
NET ASSETS ................................................   $372,171,080
                                                              ============
REPRESENTED BY:
Capital paid-in for beneficial interests ..................   $372,171,080
                                                              ============

Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended August 31, 1996

INVESTMENT INCOME (Note 1B) ...................                    $14,128,044

EXPENSES:
Investment Advisory fees (Note 2A) ............   $  782,232
Custodian fees ................................      205,966
Administrative fees (Note 2B) .................      195,558
Auditing fees .................................       20,200
Legal fees ....................................       14,805
Trustee fees ..................................       10,279
Miscellaneous .................................       10,256
                                                  ----------
        Total Expenses ........................    1,239,296
Less aggregate amount waived by Investment
 Advisor and Administrator (Notes 2A and 2B) ..      (60,744)
Less fees paid indirectly (Note 1D) ...........       (5,375)
                                                  ----------
    Net expenses ..............................                      1,173,177
                                                                   -----------
    Net investment income .....................                     12,954,867
NET REALIZED LOSS ON INVESTMENTS ..............                        (25,753)
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ..............................                    $12,929,114
                                                                   ===========

See notes to financial statements

Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
                                                   YEAR ENDED AUGUST 31,
                                                 ------------------------
                                                   1996             1995
                                                  ------           ------
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS:
Net investment income .......................  $ 12,954,867    $  10,884,482
Net realized gain (loss) on investments .....       (25,753)          75,464
                                               ------------    -------------
    Increase in net assets from operations ..    12,929,114       10,959,946
                                               ------------    -------------

CAPITAL TRANSACTIONS:
Proceeds from contributions .................   426,786,434      487,327,869
Value of withdrawals ........................  (461,766,719)    (337,173,146)
                                               ------------    -------------
   Net increase (decrease) in net
     assets from capital transactions .......   (34,980,285)     150,154,723
                                               ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS .......   (22,051,171)     161,114,669
NET ASSETS:
Beginning of period .........................   394,222,251      233,107,582
                                               ------------    -------------
End of period ...............................  $372,171,080    $ 394,222,251
                                               ============    =============


-------------------------------------------------------------------------------------------------------------------
Tax Free Reserves Portfolio
-------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                       YEAR ENDED AUGUST 31,
                                                -------------------------------------------------------------------
                                                  1996           1995          1994           1993          1992
                                                 ------         ------        ------         ------        ------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000 omitted) ......  $372,171       $394,222      $233,108      $277,593       $212,502
Ratio of expenses to average net assets ......     0.30%          0.32%         0.31%         0.31%          0.31%
Ratio of net investment income to average
 net assets ..................................     3.31%          3.55%         2.33%         2.35%          3.43%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets ...............     0.32%          0.32%         0.32%         0.33%          0.35%
Net investment income to average net assets ..     3.29%          3.55%         2.32%         2.32%          3.39%

See notes to financial statements

Tax Free Reserves Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Portfolio's Administrator. Citibank, N.A. ("Citibank") acts as the Investment Adviser.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are in conformity with generally accepted accounting principles and are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. INTEREST INCOME AND EXPENSES -- Interest income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

C. FEDERAL INCOME TAXES -- The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. FEES PAID INDIRECTLY -- The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

E. OTHER -- Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE
A. INVESTMENT ADVISORY FEE -- The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $782,232, of which $45,211 was voluntarily waived for the year ended August 31, 1996. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

B. ADMINISTRATIVE FEE -- Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets and amounted to $195,558, of which $15,533 was voluntarily waived for the year ended August 31, 1996. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) INVESTMENT TRANSACTIONS
Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $1,229,551,239 and $1,240,863,441, respectively, for the year ended August 31, 1996.

(4) FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
The cost of investment securities owned at August 31, 1996, for federal income tax purposes, amounted to $384,787,100.

(5) LINE OF CREDIT
The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1996, the commitment fee allocated to the Portfolio was $1,638. Since the line of credit was established, there have been no borrowings.

Tax Free Reserves Portfolio
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INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF TAX FREE RESERVES PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax Free Reserves Portfolio (a New York Trust) as of August 31, 1996, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1996 and 1995, and the financial highlights for each of the years in the five-year period ended August 31, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1996, by correspondence with the Custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio at August 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP



Boston, Massachusetts
October 4, 1996